Calvert
VP S&P 500® Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited)

Common Stocks — 97.4%

Security	Shares	Value
Aerospace & Defense — 1.5%
Boeing Co. (The)(1)	7,420	$ 1,631,955
General Dynamics Corp.	3,127	612,986
Howmet Aerospace, Inc.	5,401	168,511
Huntington Ingalls Industries, Inc.	562	108,500
L3Harris Technologies, Inc.	2,706	595,969
Lockheed Martin Corp.	3,341	1,152,979
Northrop Grumman Corp.	2,045	736,507
Raytheon Technologies Corp.	20,306	1,745,504
Textron, Inc.	3,141	219,273
TransDigm Group, Inc.(1)	705	440,322
		$7,412,506
Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.	1,852	$161,124
Expeditors International of Washington, Inc.	2,344	279,241
FedEx Corp.	3,375	740,104
United Parcel Service, Inc., Class B	9,881	1,799,330
		$2,979,799
Airlines — 0.3%
Alaska Air Group, Inc.(1)	1,813	$106,242
American Airlines Group, Inc.(1)	8,946	183,572
Delta Air Lines, Inc.(1)	8,832	376,332
Southwest Airlines Co.(1)	8,175	420,440
United Airlines Holdings, Inc.(1)	4,451	211,734
		$1,298,320
Auto Components — 0.1%
Aptiv PLC(1)	3,737	$556,701
BorgWarner, Inc.	3,308	142,939
		$699,640
Automobiles — 2.0%
Ford Motor Co.(1)	54,082	$765,801
General Motors Co.(1)	19,550	1,030,480
Tesla, Inc.(1)	11,006	8,534,933
		$10,331,214
Banks — 4.3%
Bank of America Corp.	100,322	$4,258,669
Citigroup, Inc.	27,294	1,915,493
Citizens Financial Group, Inc.	5,818	273,330
Comerica, Inc.	1,907	153,513
Fifth Third Bancorp	9,617	408,145
Security	Shares	Value
Banks (continued)
First Republic Bank	2,404	$ 463,684
Huntington Bancshares, Inc.	20,528	317,363
JPMorgan Chase & Co.	40,430	6,617,987
KeyCorp	13,258	286,638
M&T Bank Corp.	1,842	275,084
People's United Financial, Inc.	6,514	113,800
PNC Financial Services Group, Inc. (The)	5,723	1,119,648
Regions Financial Corp.	13,132	279,843
SVB Financial Group(1)	804	520,091
Truist Financial Corp.	17,976	1,054,292
U.S. Bancorp	18,169	1,079,965
Wells Fargo & Co.	55,704	2,585,223
Zions Bancorp NA	2,238	138,510
		$21,861,278
Beverages — 1.3%
Brown-Forman Corp., Class B	2,656	$177,979
Coca-Cola Co. (The)	52,672	2,763,700
Constellation Brands, Inc., Class A	2,266	477,423
Molson Coors Beverage Co., Class B	2,573	119,336
Monster Beverage Corp.(1)	5,116	454,454
PepsiCo, Inc.	18,737	2,818,232
		$6,811,124
Biotechnology — 1.9%
AbbVie, Inc.	23,968	$2,585,428
Amgen, Inc.	7,647	1,626,135
Biogen, Inc.(1)	2,057	582,111
Gilead Sciences, Inc.	16,885	1,179,417
Incyte Corp.(1)	2,708	186,256
Moderna, Inc.(1)	4,729	1,820,003
Regeneron Pharmaceuticals, Inc.(1)	1,430	865,407
Vertex Pharmaceuticals, Inc.(1)	3,494	633,777
		$9,478,534
Building Products — 0.5%
A.O. Smith Corp.	1,837	$112,186
Allegion PLC	1,256	166,018
Carrier Global Corp.	11,685	604,816
Fortune Brands Home & Security, Inc.	1,933	172,849
Johnson Controls International PLC	9,591	652,955
Masco Corp.	3,559	197,702
Trane Technologies PLC	3,200	552,480
		$2,459,006

Calvert
VP S&P 500® Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets — 2.9%
Ameriprise Financial, Inc.	1,532	$ 404,632
Bank of New York Mellon Corp. (The)	10,694	554,377
BlackRock, Inc.	1,938	1,625,323
Cboe Global Markets, Inc.	1,484	183,808
Charles Schwab Corp. (The)	20,216	1,472,534
CME Group, Inc.	4,836	935,186
Franklin Resources, Inc.	3,777	112,252
Goldman Sachs Group, Inc. (The)	4,540	1,716,256
Intercontinental Exchange, Inc.	7,584	870,795
Invesco, Ltd.	4,598	110,858
MarketAxess Holdings, Inc.	519	218,338
Moody's Corp.	2,182	774,850
Morgan Stanley(2)	19,657	1,912,823
MSCI, Inc.	1,110	675,257
Nasdaq, Inc.	1,596	308,060
Northern Trust Corp.	2,843	306,504
Raymond James Financial, Inc.	2,544	234,760
S&P Global, Inc.	3,245	1,378,768
State Street Corp.	4,956	419,872
T. Rowe Price Group, Inc.	3,056	601,115
		$14,816,368
Chemicals — 1.7%
Air Products & Chemicals, Inc.	2,981	$763,464
Albemarle Corp.	1,594	349,038
Celanese Corp.	1,539	231,835
CF Industries Holdings, Inc.	2,962	165,339
Corteva, Inc.	9,887	416,045
Dow, Inc.	10,313	593,616
DuPont de Nemours, Inc.	7,269	494,219
Eastman Chemical Co.	1,880	189,391
Ecolab, Inc.	3,352	699,294
FMC Corp.	1,790	163,893
International Flavors & Fragrances, Inc.	3,442	460,264
Linde PLC	7,007	2,055,714
LyondellBasell Industries NV, Class A	3,561	334,200
Mosaic Co. (The)	4,721	168,634
PPG Industries, Inc.	3,279	468,930
Sherwin-Williams Co. (The)	3,270	914,717
		$8,468,593
Commercial Services & Supplies — 0.4%
Cintas Corp.	1,221	$464,786
Copart, Inc.(1)	2,844	394,520
Republic Services, Inc.	2,876	345,292
Rollins, Inc.	3,334	117,790
Security	Shares	Value
Commercial Services & Supplies (continued)
Waste Management, Inc.	5,217	$ 779,211
		$ 2,101,599
Communications Equipment — 0.8%
Arista Networks, Inc.(1)	751	$ 258,074
Cisco Systems, Inc.	57,091	3,107,463
F5 Networks, Inc.(1)	853	169,559
Juniper Networks, Inc.	4,542	124,996
Motorola Solutions, Inc.	2,339	543,396
		$4,203,488
Construction & Engineering — 0.0%(3)
Quanta Services, Inc.	1,915	$217,965
		$217,965
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	852	$291,111
Vulcan Materials Co.	1,812	306,518
		$597,629
Consumer Finance — 0.7%
American Express Co.	8,666	$1,451,815
Capital One Financial Corp.	6,008	973,116
Discover Financial Services	4,033	495,454
Synchrony Financial	7,734	378,038
		$3,298,423
Containers & Packaging — 0.3%
Amcor PLC	21,062	$244,109
Avery Dennison Corp.	1,149	238,084
Ball Corp.	4,538	408,284
International Paper Co.	5,351	299,228
Packaging Corp. of America	1,312	180,321
Sealed Air Corp.	2,076	113,744
WestRock Co.	3,635	181,132
		$1,664,902
Distributors — 0.1%
Genuine Parts Co.	1,998	$242,218
LKQ Corp.(1)	3,862	194,336
Pool Corp.	557	241,966
		$678,520
Diversified Financial Services — 1.4%
Berkshire Hathaway, Inc., Class B(1)	25,158	$6,866,625
		$6,866,625

Calvert
VP S&P 500® Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Diversified Telecommunication Services — 1.1%
AT&T, Inc.	96,847	$ 2,615,838
Lumen Technologies, Inc.	14,367	178,007
Verizon Communications, Inc.	56,103	3,030,123
		$ 5,823,968
Electric Utilities — 1.5%
Alliant Energy Corp.	3,417	$ 191,284
American Electric Power Co., Inc.	6,873	557,950
Duke Energy Corp.	10,508	1,025,476
Edison International	5,183	287,501
Entergy Corp.	2,775	275,585
Evergy, Inc.	3,141	195,370
Eversource Energy	4,747	388,115
Exelon Corp.	13,168	636,541
FirstEnergy Corp.	7,518	267,791
NextEra Energy, Inc.	26,618	2,090,045
NRG Energy, Inc.	3,343	136,495
Pinnacle West Capital Corp.	1,540	111,434
PPL Corp.	10,511	293,047
Southern Co. (The)	14,259	883,630
Xcel Energy, Inc.	7,352	459,500
		$7,799,764
Electrical Equipment — 0.5%
AMETEK, Inc.	3,191	$395,716
Eaton Corp. PLC	5,368	801,496
Emerson Electric Co.	8,050	758,310
Generac Holdings, Inc.(1)	870	355,543
Rockwell Automation, Inc.	1,608	472,816
		$2,783,881
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	8,056	$589,941
CDW Corp.	1,915	348,568
Corning, Inc.	10,634	388,034
IPG Photonics Corp.(1)	547	86,645
Keysight Technologies, Inc.(1)	2,517	413,518
TE Connectivity, Ltd.	4,417	606,101
Teledyne Technologies, Inc.(1)	634	272,353
Trimble, Inc.(1)	3,428	281,953
Zebra Technologies Corp., Class A(1)	731	376,772
		$3,363,885
Energy Equipment & Services — 0.2%
Baker Hughes Co.	11,157	$275,913
Halliburton Co.	12,154	262,769
Security	Shares	Value
Energy Equipment & Services (continued)
Schlumberger NV	19,351	$ 573,564
		$ 1,112,246
Entertainment — 1.9%
Activision Blizzard, Inc.	10,473	$ 810,505
Electronic Arts, Inc.	3,832	545,102
Live Nation Entertainment, Inc.(1)	1,774	161,665
Netflix, Inc.(1)	6,000	3,662,040
Take-Two Interactive Software, Inc.(1)	1,633	251,596
Walt Disney Co. (The)(1)	24,576	4,157,522
		$9,588,430
Equity Real Estate Investment Trusts (REITs) — 2.4%
Alexandria Real Estate Equities, Inc.	1,874	$358,065
American Tower Corp.	6,129	1,626,698
AvalonBay Communities, Inc.	1,931	427,987
Boston Properties, Inc.	1,962	212,583
Crown Castle International Corp.	5,820	1,008,723
Digital Realty Trust, Inc.	3,847	555,699
Duke Realty Corp.	5,122	245,190
Equinix, Inc.	1,209	955,267
Equity Residential	4,589	371,342
Essex Property Trust, Inc.	899	287,446
Extra Space Storage, Inc.	1,880	315,821
Federal Realty Investment Trust	971	114,568
Healthpeak Properties, Inc.	7,455	249,593
Host Hotels & Resorts, Inc.(1)	10,149	165,733
Iron Mountain, Inc.(4)	3,944	171,367
Kimco Realty Corp.	8,523	176,852
Mid-America Apartment Communities, Inc.	1,564	292,077
Prologis, Inc.	9,955	1,248,656
Public Storage	2,105	625,396
Realty Income Corp.	5,107	331,240
Regency Centers Corp.	2,158	145,298
SBA Communications Corp.	1,513	500,153
Simon Property Group, Inc.	4,546	590,844
UDR, Inc.	3,758	199,099
Ventas, Inc.	5,125	282,951
Vornado Realty Trust	2,404	100,992
Welltower, Inc.	5,776	475,942
Weyerhaeuser Co.	10,235	364,059
		$12,399,641
Food & Staples Retailing — 1.3%
Costco Wholesale Corp.	5,993	$2,692,955
Kroger Co. (The)	9,157	370,218

Calvert
VP S&P 500® Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Food & Staples Retailing (continued)
Sysco Corp.	7,064	$ 554,524
Walgreens Boots Alliance, Inc.	9,925	466,971
Walmart, Inc.	19,375	2,700,487
		$ 6,785,155
Food Products — 0.9%
Archer-Daniels-Midland Co.	7,728	$ 463,757
Campbell Soup Co.	2,841	118,782
Conagra Brands, Inc.	6,762	229,029
General Mills, Inc.	8,165	488,430
Hershey Co. (The)	2,028	343,239
Hormel Foods Corp.	4,045	165,845
JM Smucker Co. (The)	1,517	182,086
Kellogg Co.	3,442	220,013
Kraft Heinz Co. (The)	8,856	326,078
Lamb Weston Holdings, Inc.	2,129	130,657
McCormick & Co., Inc.	3,402	275,664
Mondelez International, Inc., Class A	18,824	1,095,180
Tyson Foods, Inc., Class A	4,175	329,574
		$4,368,334
Gas Utilities — 0.0%(3)
Atmos Energy Corp.	1,785	$157,437
		$157,437
Health Care Equipment & Supplies — 3.7%
Abbott Laboratories	24,024	$2,837,955
ABIOMED, Inc.(1)	657	213,867
Align Technology, Inc.(1)	997	663,434
Baxter International, Inc.	6,732	541,455
Becton, Dickinson and Co.	3,867	950,586
Boston Scientific Corp.(1)	19,174	831,960
Cooper Cos., Inc. (The)	663	274,024
Danaher Corp.	8,616	2,623,055
DENTSPLY SIRONA, Inc.	3,032	176,008
DexCom, Inc.(1)	1,331	727,871
Edwards Lifesciences Corp.(1)	8,492	961,379
Hologic, Inc.(1)	3,500	258,335
IDEXX Laboratories, Inc.(1)	1,146	712,697
Intuitive Surgical, Inc.(1)	1,601	1,591,634
Medtronic PLC	18,233	2,285,506
ResMed, Inc.	1,988	523,937
STERIS PLC	1,356	277,004
Stryker Corp.	4,530	1,194,652
Teleflex, Inc.	638	240,239
West Pharmaceutical Services, Inc.	1,008	427,936
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings, Inc.	2,877	$ 421,078
		$ 18,734,612
Health Care Providers & Services — 2.5%
AmerisourceBergen Corp.	2,040	$ 243,678
Anthem, Inc.	3,283	1,223,902
Cardinal Health, Inc.	3,964	196,059
Centene Corp.(1)	8,049	501,533
Cigna Corp.	4,580	916,733
CVS Health Corp.	17,770	1,507,962
DaVita, Inc.(1)	957	111,261
HCA Healthcare, Inc.	3,320	805,830
Henry Schein, Inc.(1)	1,922	146,380
Humana, Inc.	1,731	673,619
Laboratory Corp. of America Holdings(1)	1,334	375,441
McKesson Corp.	2,083	415,309
Quest Diagnostics, Inc.	1,645	239,035
UnitedHealth Group, Inc.	12,763	4,987,015
Universal Health Services, Inc., Class B	1,065	147,364
		$12,491,121
Health Care Technology — 0.1%
Cerner Corp.	4,116	$290,260
		$290,260
Hotels, Restaurants & Leisure — 2.0%
Booking Holdings, Inc.(1)	553	$1,312,750
Caesars Entertainment, Inc.(1)	2,882	323,591
Carnival Corp.(1)	10,821	270,633
Chipotle Mexican Grill, Inc.(1)	378	687,023
Darden Restaurants, Inc.	1,787	270,677
Domino's Pizza, Inc.	496	236,572
Expedia Group, Inc.(1)	1,930	316,327
Hilton Worldwide Holdings, Inc.(1)	3,842	507,567
Las Vegas Sands Corp.(1)	4,722	172,825
Marriott International, Inc., Class A(1)	3,682	545,267
McDonald's Corp.	10,132	2,442,927
MGM Resorts International	5,684	245,265
Norwegian Cruise Line Holdings, Ltd.(1)	5,240	139,960
Penn National Gaming, Inc.(1)	2,057	149,050
Royal Caribbean Cruises, Ltd.(1)	3,030	269,518
Starbucks Corp.	15,878	1,751,502
Wynn Resorts, Ltd.(1)(4)	1,413	119,752
Yum! Brands, Inc.	3,981	486,916
		$10,248,122

Calvert
VP S&P 500® Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Household Durables — 0.4%
D.R. Horton, Inc.	4,389	$ 368,544
Garmin, Ltd.	2,068	321,491
Leggett & Platt, Inc.	1,820	81,609
Lennar Corp., Class A	3,799	355,890
Mohawk Industries, Inc.(1)	816	144,759
Newell Brands, Inc.	5,171	114,486
NVR, Inc.(1)	45	215,734
PulteGroup, Inc.	3,613	165,909
Whirlpool Corp.	869	177,154
		$1,945,576
Household Products — 1.3%
Church & Dwight Co., Inc.	3,392	$280,078
Clorox Co. (The)	1,699	281,371
Colgate-Palmolive Co.	11,556	873,403
Kimberly-Clark Corp.	4,535	600,615
Procter & Gamble Co. (The)	32,884	4,597,183
		$6,632,650
Independent Power and Renewable Electricity Producers — 0.0%(3)
AES Corp. (The)	9,101	$207,776
		$207,776
Industrial Conglomerates — 1.1%
3M Co.	7,792	$1,366,873
General Electric Co.	14,782	1,522,989
Honeywell International, Inc.	9,297	1,973,567
Roper Technologies, Inc.	1,452	647,781
		$5,511,210
Insurance — 1.9%
Aflac, Inc.	8,310	$433,200
Allstate Corp. (The)	3,982	506,948
American International Group, Inc.	11,517	632,168
Aon PLC, Class A	3,040	868,741
Arthur J. Gallagher & Co.	2,798	415,923
Assurant, Inc.	863	136,138
Brown & Brown, Inc.	3,148	174,557
Chubb, Ltd.	5,908	1,024,920
Cincinnati Financial Corp.	2,075	237,006
Everest Re Group, Ltd.	548	137,427
Globe Life, Inc.	1,401	124,731
Hartford Financial Services Group, Inc. (The)	4,675	328,419
Lincoln National Corp.	2,497	171,669
Loews Corp.	2,737	147,606
Marsh & McLennan Cos., Inc.	6,823	1,033,207
Security	Shares	Value
Insurance (continued)
MetLife, Inc.	9,809	$ 605,510
Principal Financial Group, Inc.	3,509	225,980
Progressive Corp. (The)	7,880	712,273
Prudential Financial, Inc.	5,209	547,987
Travelers Cos., Inc. (The)	3,360	510,754
Willis Towers Watson PLC	1,785	414,941
WR Berkley Corp.	1,914	140,066
		$ 9,530,171
Interactive Media & Services — 6.5%
Alphabet, Inc., Class A(1)	4,083	$10,915,982
Alphabet, Inc., Class C(1)	3,822	10,186,815
Facebook, Inc., Class A(1)	32,317	10,968,066
Match Group, Inc.(1)	3,728	585,259
Twitter, Inc.(1)	10,746	648,951
		$33,305,073
Internet & Direct Marketing Retail — 4.0%
Amazon.com, Inc.(1)	5,911	$19,417,871
eBay, Inc.	8,946	623,268
Etsy, Inc.(1)	1,736	361,019
		$20,402,158
IT Services — 4.8%
Accenture PLC, Class A	8,600	$2,751,312
Akamai Technologies, Inc.(1)	2,259	236,269
Automatic Data Processing, Inc.	5,697	1,138,944
Broadridge Financial Solutions, Inc.	1,586	264,291
Cognizant Technology Solutions Corp., Class A	7,078	525,258
DXC Technology Co.(1)	3,481	116,996
Fidelity National Information Services, Inc.	8,318	1,012,134
Fiserv, Inc.(1)	8,136	882,756
FleetCor Technologies, Inc.(1)	1,139	297,587
Gartner, Inc.(1)	1,126	342,169
Global Payments, Inc.	3,956	623,387
International Business Machines Corp.	12,070	1,676,885
Jack Henry & Associates, Inc.	1,053	172,755
Mastercard, Inc., Class A	11,802	4,103,319
Paychex, Inc.	4,442	499,503
PayPal Holdings, Inc.(1)	15,919	4,142,283
VeriSign, Inc.(1)	1,354	277,584
Visa, Inc., Class A	22,827	5,084,714
Western Union Co. (The)	5,687	114,991
		$24,263,137

Calvert
VP S&P 500® Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Leisure Products — 0.0%(3)
Hasbro, Inc.	1,748	$ 155,957
		$ 155,957
Life Sciences Tools & Services — 1.3%
Agilent Technologies, Inc.	4,086	$ 643,668
Bio-Rad Laboratories, Inc., Class A(1)	289	215,579
Bio-Techne Corp.	530	256,822
Charles River Laboratories International, Inc.(1)	700	288,869
Illumina, Inc.(1)	1,976	801,485
IQVIA Holdings, Inc.(1)	2,580	618,013
Mettler-Toledo International, Inc.(1)	311	428,359
PerkinElmer, Inc.	1,531	265,307
Thermo Fisher Scientific, Inc.	5,333	3,046,903
Waters Corp.(1)	826	295,130
		$6,860,135
Machinery — 1.5%
Caterpillar, Inc.	7,373	$1,415,395
Cummins, Inc.	1,934	434,299
Deere & Co.	3,823	1,280,973
Dover Corp.	1,988	309,134
Fortive Corp.	4,864	343,252
IDEX Corp.	1,050	217,297
Illinois Tool Works, Inc.	3,860	797,592
Ingersoll Rand, Inc.(1)	5,456	275,037
Otis Worldwide Corp.	5,642	464,224
PACCAR, Inc.	4,801	378,895
Parker-Hannifin Corp.	1,786	499,401
Pentair PLC	2,420	175,765
Snap-on, Inc.	750	156,713
Stanley Black & Decker, Inc.	2,275	398,830
Westinghouse Air Brake Technologies Corp.	2,457	211,818
Xylem, Inc.	2,496	308,705
		$7,667,330
Media — 1.2%
Charter Communications, Inc., Class A(1)	1,708	$1,242,673
Comcast Corp., Class A	62,071	3,471,631
Discovery, Inc., Class A(1)	2,457	62,359
Discovery, Inc., Class C(1)	4,009	97,298
DISH Network Corp., Class A(1)	3,394	147,503
Fox Corp., Class A	4,627	185,589
Fox Corp., Class B	2,402	89,162
Interpublic Group of Cos., Inc. (The)	5,374	197,065
News Corp., Class A	5,344	125,744
News Corp., Class B	2,023	46,994
Security	Shares	Value
Media (continued)
Omnicom Group, Inc.	3,092	$ 224,046
ViacomCBS, Inc., Class B	8,174	322,955
		$ 6,213,019
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	20,185	$ 656,618
Newmont Corp.	10,762	584,377
Nucor Corp.	3,955	389,528
		$ 1,630,523
Multiline Retail — 0.5%
Dollar General Corp.	3,227	$684,576
Dollar Tree, Inc.(1)	3,169	303,336
Target Corp.	6,662	1,524,066
		$2,511,978
Multi-Utilities — 0.7%
Ameren Corp.	3,597	$291,357
CenterPoint Energy, Inc.	7,634	187,796
CMS Energy Corp.	4,166	248,835
Consolidated Edison, Inc.	4,683	339,939
Dominion Energy, Inc.	10,888	795,042
DTE Energy Co.	2,646	295,585
NiSource, Inc.	5,358	129,824
Public Service Enterprise Group, Inc.	6,990	425,691
Sempra Energy	4,387	554,956
WEC Energy Group, Inc.	4,365	384,993
		$3,654,018
Oil, Gas & Consumable Fuels — 2.5%
APA Corp.	5,270	$112,936
Cabot Oil & Gas Corp.	5,460	118,810
Chevron Corp.	26,043	2,642,062
ConocoPhillips	18,033	1,222,096
Devon Energy Corp.	8,137	288,945
Diamondback Energy, Inc.	2,420	229,101
EOG Resources, Inc.	8,076	648,261
Exxon Mobil Corp.	57,367	3,374,327
Hess Corp.	3,781	295,334
Kinder Morgan, Inc.	26,943	450,756
Marathon Oil Corp.	10,767	147,185
Marathon Petroleum Corp.	8,594	531,195
Occidental Petroleum Corp.	11,898	351,943
ONEOK, Inc.	6,158	357,103
Phillips 66	6,045	423,331
Pioneer Natural Resources Co.	3,055	508,688

Calvert
VP S&P 500® Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.	5,654	$ 399,003
Williams Cos., Inc. (The)	16,798	435,740
		$ 12,536,816
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	3,168	$ 950,178
		$ 950,178
Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co.	29,924	$ 1,770,603
Catalent, Inc.(1)	2,327	309,654
Eli Lilly & Co.	10,769	2,488,177
Johnson & Johnson	35,631	5,754,407
Merck & Co., Inc.	34,089	2,560,425
Organon & Co.	3,526	115,618
Pfizer, Inc.	75,973	3,267,599
Viatris, Inc.	16,511	223,724
Zoetis, Inc.	6,382	1,239,001
		$17,729,208
Professional Services — 0.4%
Equifax, Inc.	1,663	$421,438
IHS Markit, Ltd.	5,368	626,016
Jacobs Engineering Group, Inc.	1,800	238,554
Leidos Holdings, Inc.	1,946	187,069
Nielsen Holdings PLC	4,897	93,973
Robert Half International, Inc.	1,669	167,451
Verisk Analytics, Inc.	2,253	451,208
		$2,185,709
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)	4,644	$452,140
		$452,140
Road & Rail — 0.9%
CSX Corp.	30,360	$902,906
J.B. Hunt Transport Services, Inc.	1,201	200,831
Kansas City Southern	1,267	342,901
Norfolk Southern Corp.	3,326	795,746
Old Dominion Freight Line, Inc.	1,299	371,488
Union Pacific Corp.	8,782	1,721,360
		$4,335,232
Semiconductors & Semiconductor Equipment — 5.4%
Advanced Micro Devices, Inc.(1)	16,335	$1,680,871
Analog Devices, Inc.	7,244	1,213,225
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Applied Materials, Inc.	12,308	$ 1,584,409
Broadcom, Inc.	5,563	2,697,666
Enphase Energy, Inc.(1)	1,860	278,944
Intel Corp.	54,974	2,929,015
KLA Corp.	2,057	688,087
Lam Research Corp.	1,919	1,092,199
Microchip Technology, Inc.	3,696	567,299
Micron Technology, Inc.	15,160	1,076,057
Monolithic Power Systems, Inc.	581	281,599
NVIDIA Corp.	33,799	7,001,801
NXP Semiconductors NV	3,570	699,256
Qorvo, Inc.(1)	1,538	257,138
QUALCOMM, Inc.	15,190	1,959,206
Skyworks Solutions, Inc.	2,282	376,028
Teradyne, Inc.	2,357	257,314
Texas Instruments, Inc.	12,526	2,407,622
Xilinx, Inc.	3,401	513,517
		$27,561,253
Software — 9.0%
Adobe, Inc.(1)	6,456	$3,716,848
ANSYS, Inc.(1)	1,191	405,476
Autodesk, Inc.(1)	2,963	844,959
Cadence Design Systems, Inc.(1)	3,727	564,417
Ceridian HCM Holding, Inc.(1)	1,816	204,518
Citrix Systems, Inc.	1,702	182,744
Fortinet, Inc.(1)	1,852	540,858
Intuit, Inc.	3,680	1,985,397
Microsoft Corp.	101,960	28,744,563
NortonLifeLock, Inc.	7,922	200,427
Oracle Corp.	22,183	1,932,805
Paycom Software, Inc.(1)	671	332,648
PTC, Inc.(1)	1,470	176,091
salesforce.com, inc.(1)	13,168	3,571,425
ServiceNow, Inc.(1)	2,668	1,660,216
Synopsys, Inc.(1)	2,055	615,288
Tyler Technologies, Inc.(1)	550	252,257
		$45,930,937
Specialty Retail — 2.2%
Advance Auto Parts, Inc.	894	$186,748
AutoZone, Inc.(1)	295	500,907
Bath & Body Works, Inc.	3,633	228,988
Best Buy Co., Inc.	3,045	321,887
CarMax, Inc.(1)	2,249	287,782
Gap, Inc. (The)	3,143	71,346

Calvert
VP S&P 500® Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail (continued)
Home Depot, Inc. (The)	14,403	$ 4,727,929
Lowe's Cos., Inc.	9,519	1,931,024
O'Reilly Automotive, Inc.(1)	929	567,675
Ross Stores, Inc.	4,927	536,304
TJX Cos., Inc. (The)	16,247	1,071,977
Tractor Supply Co.	1,574	318,908
Ulta Beauty, Inc.(1)	748	269,968
		$ 11,021,443
Technology Hardware, Storage & Peripherals — 6.2%
Apple, Inc.	213,110	$30,155,065
Hewlett Packard Enterprise Co.	18,725	266,831
HP, Inc.	16,410	448,977
NetApp, Inc.	3,171	284,629
Seagate Technology Holdings PLC	2,780	229,406
Western Digital Corp.(1)	4,186	236,258
		$31,621,166
Textiles, Apparel & Luxury Goods — 0.7%
Hanesbrands, Inc.	5,429	$93,162
NIKE, Inc., Class B	17,327	2,516,400
PVH Corp.(1)	1,085	111,527
Ralph Lauren Corp.	671	74,508
Tapestry, Inc.	3,845	142,342
Under Armour, Inc., Class A(1)	2,891	58,340
Under Armour, Inc., Class C(1)	2,684	47,024
VF Corp.	4,393	294,287
		$3,337,590
Tobacco — 0.6%
Altria Group, Inc.	24,834	$1,130,444
Philip Morris International, Inc.	21,148	2,004,619
		$3,135,063
Trading Companies & Distributors — 0.2%
Fastenal Co.	7,949	$410,248
United Rentals, Inc.(1)	1,024	359,352
W.W. Grainger, Inc.	609	239,374
		$1,008,974
Water Utilities — 0.1%
American Water Works Co., Inc.	2,479	$419,050
		$419,050
Security	Shares	Value
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.(1)	7,899	$ 1,009,176
		$ 1,009,176
Total Common Stocks (identified cost $163,172,117)		$495,917,035

Exchange-Traded Funds — 1.0%

Security	Shares	Value
Equity Funds — 1.0%
SPDR S&P 500 ETF Trust	12,000	$ 5,149,680
Total Exchange-Traded Funds (identified cost $4,653,580)		$ 5,149,680

Short-Term Investments — 1.7%
Affiliated Fund — 1.5%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.04%(5)	7,725,696	$ 7,726,469
Total Affiliated Fund (identified cost $7,725,712)		$ 7,726,469
U.S. Treasury Obligations — 0.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill, 0.00%, 2/24/22(6)	$1,000	$ 999,817
Total U.S. Treasury Obligations (identified cost $999,726)		$ 999,817
Total Short-Term Investments (identified cost $8,725,438)		$ 8,726,286
Total Investments — 100.1% (identified cost $176,551,135)		$509,793,001
Other Assets, Less Liabilities — (0.1)%		$ (270,788)
Net Assets — 100.0%		$509,522,213

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Represents an investment in an issuer that may be deemed to be an affiliate effective March 1, 2021.
(3)	Amount is less than 0.05%.

Calvert
VP S&P 500® Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

(4)	All or a portion of this security was on loan at September 30, 2021. The aggregate market value of securities on loan at September 30, 2021 was $288,109 and the total market value of the collateral received by the Fund was $296,039, comprised of U.S. government and/or agencies securities.
(5)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2021.
(6)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	41	Long	12/17/21	$8,810,388	$(257,378)
					$(257,378)
At September 30, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended September 30, 2021, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At September 30, 2021, the value of the Fund’s investment in affiliated issuers and funds was $9,639,292, which represents 1.9% of the Fund’s net assets. Transactions in affiliated issuers and funds by the Fund for the fiscal year to date ended September 30, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares/Units, end of period
Common Stocks
Morgan Stanley(1)	$ —	$ 19,755	$ (177,661)	$52,555	$373,925	$1,912,823	$21,502	19,657
Short-Term Investments
Calvert Cash Reserves Fund, LLC	11,649,985	45,323,236	(49,246,316)	(1,193)	757	7,726,469	4,120	7,725,696
Totals				$51,362	$374,682	$9,639,292	$25,622

(1)	Affiliated issuer as of March 1, 2021.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Calvert
VP S&P 500® Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of September 30, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$495,917,035(1)	$ —	$ —	$495,917,035
Exchange-Traded Funds	5,149,680	—	—	5,149,680
Short-Term Investments:
Affiliated Fund	—	7,726,469	—	7,726,469
U.S. Treasury Obligations	—	999,817	—	999,817
Total Investments	$501,066,715	$8,726,286	$ —	$509,793,001
Liability Description
Futures Contracts	$(257,378)	$ —	$ —	$(257,378)
Total	$(257,378)	$ —	$ —	$(257,378)

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.